Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.8%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$145	$ 139,031
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	30	28,823
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	435	335,426
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	539,780
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	312,775
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	301	297,612
Series 2021-A, Class C, 4.59%, 5/15/26(1)	141	136,224
Series 2022-A, Class B, 9.52%, 12/15/26(1)	842	839,279
Series 2022-A, Class C, 0.00%, 12/15/26(1)	600	508,884
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	246,728
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	81	75,475
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	355,916
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	79,354
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	676,456
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	61	58,606
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	715	716,921
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	328,504
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	55	52,537
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	273	257,588
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	86,008
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	361,136
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	93,528
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	350,219
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	170	155,590
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	215	170,969
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	176	153,503
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	259,957
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	164	158,170
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, NA: (continued)
Series 2021-3, Class B, 0.76%, 2/26/29(1)	$175	$ 165,679
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	190	189,765
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	65	64,584
Series 2022-C, Class A, 6.56%, 2/15/30(1)	498	496,552
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	78	49,029
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	780	779,824
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	160	132,159
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	180	169,600
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	432	383,994
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	49	43,113
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	49	42,674
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	89	75,805
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	106	90,994
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	466	416,779
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	100	87,054
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	100	96,968
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	383	327,039
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	570	520,717
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	495	478,798
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	94,084
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	257	252,749
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	326,174
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	89,233
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,850	1,667,392
Series 2021-C, Class B, 2.67%, 10/8/31(1)	220	193,958
Series 2022-2, Class C, 9.36%, 10/9/29(1)	125	125,487
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	235	223,971
Series 2021-3, Class A, 1.15%, 5/15/29(1)	319	313,434
Series 2021-5, Class A, 1.53%, 8/15/29(1)	305	297,868
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	112	106,669
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	271	235,490
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	22	21,619

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	$158	$ 133,026
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	178	141,514
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	919	843,099
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	205	205,225
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	191	186,065
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	509	470,604
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	220	200,708
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,556	1,528,475
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	191,207
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	226,023
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	257	241,122
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	293	244,585
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	488	459,378
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	708	556,139
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	95	81,965
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	200	178,289
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	273	257,629
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	249	199,717
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	693	649,256
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	155	139,745
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	94,732
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	157	158,533
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	416	388,210
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	58	56,877
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	289	279,289
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	623,511
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	199,858
Security	Principal Amount (000's omitted)	Value
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	$366	$ 287,841
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	208	151,329
Total Asset-Backed Securities (identified cost $27,726,404)		$ 25,708,205

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$45	$ 45,266
Series 2021-1A, Class M1B, 6.76%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	155	153,728
Series 2021-1A, Class M1C, 7.51%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	150	148,921
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	318	314,469
Series 2021-3A, Class A2, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	215	206,750
Series 2021-3A, Class M1B, 5.96%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	170	162,993
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	412	367,124
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.01%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	150	151,016
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.895%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	13	13,185
Series 2019-DNA3, Class B2, 12.995%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	85	89,542
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	19	18,927
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	20	19,895
Series 2020-DNA6, Class B1, 7.56%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	25	23,929
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	41	41,868
Series 2021-DNA2, Class B1, 7.96%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	55	52,573
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	89	89,017
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	288	285,880
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.095%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	103	105,053

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2014-C02, Class 2M2, 7.445%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	$38	$ 37,996
Series 2014-C03, Class 2M2, 7.745%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	51	51,708
Series 2014-C04, Class 1M2, 9.745%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	174	181,893
Series 2018-R07, Class 1M2, 7.245%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	20	19,727
Series 2019-R01, Class 2B1, 9.195%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	55	56,932
Series 2019-R02, Class 1B1, 8.995%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	55	56,248
Series 2019-R02, Class 1M2, 7.145%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	1	1,159
Series 2019-R03, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	55	56,364
Series 2019-R05, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	75	75,657
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	329	321,893
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	109	108,020
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	405	383,229
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	143	132,107
Series 2021-R02, Class 2B1, 7.86%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	12	11,557
Home Re, Ltd.:
Series 2018-1, Class M2, 7.845%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	241	242,754
Series 2021-1, Class M1B, 6.395%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	117	116,393
Series 2021-1, Class M2, 7.695%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	150	146,949
Total Collateralized Mortgage Obligations (identified cost $4,361,083)		$4,290,722

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$695	$ 530,763
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	325	232,288
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	485	322,652
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.659%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(3)	305	302,097
Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust: (continued)
Series 2017-DELC, Class E, 7.309%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(3)	$100	$ 98,232
Series 2017-DELC, Class F, 8.309%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(3)	156	151,736
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	715	707,375
Series 2019-XL, Class B, 6.022%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	280	275,526
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	666	633,123
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	204	192,575
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	702	661,855
CIM Retail Portfolio Trust:
Series 2021-RETL, Class E, 8.435%, (1 mo. USD LIBOR + 3.75%), 8/15/36(1)(3)	194	190,746
Series 2021-RETL, Class F, 9.535%, (1 mo. USD LIBOR + 4.85%), 8/15/36(1)(3)	214	210,445
CSMC, Series 2022-NWPT, Class A, 7.97%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	290	287,662
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	427	414,133
Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	586	568,364
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,299,597
Series KG03, Class A2, 1.297%, 6/25/30(2)	305	251,131
Series KSG1, Class A2, 1.503%, 9/25/30	278	231,233
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	522,403
Series W5FX, Class AFX, 2.97%, 4/25/28(2)	192	182,078
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	515	488,147
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	1,330	1,293,774
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	411	397,954
Series 2019-M22, Class A2, 2.522%, 8/25/29	485	437,723
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	868,179
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	505,306
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	221	202,957
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	525	488,377
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	989	965,647
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	52,920

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	$100	$ 7,823
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	473	459,021
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(3)(5)	187	180,060
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(3)(5)	100	94,480
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	618	494,025
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	389	378,934
Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	753	711,112
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	450	384,641
Total Commercial Mortgage-Backed Securities (identified cost $18,450,491)		$16,677,094

Common Stocks — 57.3%

Security	Shares	Value
Automobile Components — 0.5%
Aptiv PLC(6)	18,300	$ 2,053,077
		$ 2,053,077
Banks — 0.6%
Wells Fargo & Co.	56,400	$ 2,108,232
		$ 2,108,232
Beverages — 3.3%
Coca-Cola Co. (The)	97,600	$ 6,054,128
PepsiCo, Inc.	35,400	6,453,420
		$12,507,548
Biotechnology — 1.4%
AbbVie, Inc.	32,700	$5,211,399
		$5,211,399
Broadline Retail — 2.0%
Amazon.com, Inc.(6)	72,680	$7,507,117
		$7,507,117
Capital Markets — 3.6%
Intercontinental Exchange, Inc.	43,700	$4,557,473
Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	8,500	$ 2,930,545
Stifel Financial Corp.	44,100	2,605,869
Tradeweb Markets, Inc., Class A	44,703	3,532,431
		$ 13,626,318
Chemicals — 1.5%
FMC Corp.	17,800	$ 2,173,914
Linde PLC	10,400	3,696,576
		$ 5,870,490
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	18,816	$3,070,207
		$3,070,207
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	28,100	$4,143,345
		$4,143,345
Electric Utilities — 1.3%
Constellation Energy Corp.	22,600	$1,774,100
NextEra Energy, Inc.	42,400	3,268,192
		$5,042,292
Electrical Equipment — 0.9%
AMETEK, Inc.	23,500	$3,415,255
		$3,415,255
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity, Ltd.	16,300	$2,137,745
		$2,137,745
Energy Equipment & Services — 1.0%
Baker Hughes Co.	132,500	$3,823,950
		$3,823,950
Entertainment — 1.1%
Electronic Arts, Inc.	19,500	$2,348,775
Walt Disney Co. (The)(6)	20,000	2,002,600
		$4,351,375
Financial Services — 2.4%
Shift4 Payments, Inc., Class A(6)	30,900	$2,342,220
Visa, Inc., Class A	29,700	6,696,162
		$9,038,382

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 0.9%
Union Pacific Corp.	17,600	$ 3,542,176
		$ 3,542,176
Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.(6)	79,900	$ 3,997,397
Intuitive Surgical, Inc.(6)	11,100	2,835,717
Stryker Corp.	10,200	2,911,794
		$ 9,744,908
Hotels, Restaurants & Leisure — 0.9%
Domino's Pizza, Inc.	6,500	$2,144,155
Marriott International, Inc., Class A	8,500	1,411,340
		$3,555,495
Insurance — 1.4%
Allstate Corp. (The)	28,300	$3,135,923
W.R. Berkley Corp.	34,700	2,160,422
		$5,296,345
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C(6)	76,800	$7,987,200
		$7,987,200
Life Sciences Tools & Services — 2.4%
Danaher Corp.	12,100	$3,049,684
Illumina, Inc.(6)	10,000	2,325,500
Thermo Fisher Scientific, Inc.	6,718	3,872,054
		$9,247,238
Machinery — 0.4%
Parker-Hannifin Corp.	4,000	$1,344,440
		$1,344,440
Media — 0.7%
Comcast Corp., Class A	70,200	$2,661,282
		$2,661,282
Multi-Utilities — 0.7%
Sempra Energy	16,300	$2,463,908
		$2,463,908
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	42,900	$2,973,399
Eli Lilly & Co.	13,300	4,567,486
		$7,540,885
Security	Shares	Value
Professional Services — 2.6%
Automatic Data Processing, Inc.	21,500	$ 4,786,545
Booz Allen Hamilton Holding Corp.	24,900	2,307,981
TransUnion	45,200	2,808,728
		$ 9,903,254
Real Estate Management & Development — 0.9%
FirstService Corp.	23,600	$ 3,327,364
		$ 3,327,364
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	25,100	$4,950,222
Lam Research Corp.	8,300	4,399,996
Texas Instruments, Inc.	18,051	3,357,667
		$12,707,885
Software — 7.3%
ANSYS, Inc.(6)	7,300	$2,429,440
Black Knight, Inc.(6)	30,600	1,761,336
Fair Isaac Corp.(6)	4,400	3,091,836
Intuit, Inc.	6,952	3,099,410
Microsoft Corp.	55,293	15,940,972
VMware, Inc., Class A(6)	10,800	1,348,380
		$27,671,374
Specialized REITs — 0.6%
Lamar Advertising Co., Class A	22,300	$2,227,547
		$2,227,547
Specialty Retail — 0.8%
TJX Cos., Inc. (The)	41,000	$3,212,760
		$3,212,760
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	86,388	$14,245,381
		$14,245,381
Textiles, Apparel & Luxury Goods — 1.1%
lululemon Athletica, Inc.(6)	5,400	$1,966,626
NIKE, Inc., Class B	18,600	2,281,104
		$4,247,730

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(6)	20,730	$ 3,002,533
		$ 3,002,533
Total Common Stocks (identified cost $158,543,980)		$217,836,437

Corporate Bonds — 16.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$331	$ 333,358
6.33%, 7/15/29	285	288,434
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	306	273,129
		$ 894,921
Communications — 0.9%
AT&T, Inc.:
3.55%, 9/15/55	$201	$ 144,534
3.65%, 6/1/51	476	361,084
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	114,541
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,078	822,716
Comcast Corp.:
2.887%, 11/1/51	446	304,869
2.937%, 11/1/56	456	304,067
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	35	18,707
Nokia Oyj:
4.375%, 6/12/27	347	332,074
6.625%, 5/15/39	395	394,617
Rogers Communications, Inc., 4.55%, 3/15/52(1)	400	329,366
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	145,709
SES S.A., 5.30%, 4/4/43(1)	109	81,640
T-Mobile USA, Inc.:
2.25%, 11/15/31	64	52,439
2.55%, 2/15/31	147	124,659
		$3,531,022
Consumer, Cyclical — 1.5%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$84	$83,210
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	768	756,742
5.75%, 4/20/29(1)	21	20,166
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	146	127,292
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$221	$ 215,647
6.875%, 11/1/35	39	35,193
7.60%, 7/15/37	165	142,649
Brunswick Corp., 5.10%, 4/1/52	133	98,123
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	147	149,940
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	275	270,554
4.75%, 10/20/28(1)	460	444,290
Dick's Sporting Goods, Inc., 4.10%, 1/15/52(7)	696	495,810
Ford Motor Co., 4.75%, 1/15/43	45	34,570
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	556	574,076
General Motors Co., 5.60%, 10/15/32	292	286,192
General Motors Financial Co., Inc., 4.30%, 4/6/29	438	407,514
Hyatt Hotels Corp.:
1.30%, 10/1/23	149	145,890
1.80%, 10/1/24	61	57,787
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	417	361,230
4.375%, 1/15/31(1)(7)	70	60,386
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	30	18,525
5.875%, 4/1/29(1)(7)	66	61,127
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	336	281,346
5.141%, 3/15/52(1)	616	499,789
5.391%, 3/15/62(1)	253	204,801
		$5,832,849
Consumer, Non-cyclical — 1.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$185,979
4.25%, 11/1/29(1)	384	352,627
Block Financial, LLC, 3.875%, 8/15/30	575	494,891
Centene Corp.:
3.375%, 2/15/30	199	173,796
4.25%, 12/15/27(7)	257	247,866
4.625%, 12/15/29	36	33,881
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	197,252
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	198,786
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	245,665
CVS Pass-Through Trust, 6.036%, 12/10/28	275	280,700
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	420,437
Ford Foundation (The), 2.415%, 6/1/50	435	288,760
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	414	359,535

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$288	$ 234,805
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	305	274,205
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	244,371
3.00%, 10/15/30(1)	77	61,494
5.20%, 4/1/29(1)	45	42,069
		$ 4,337,119
Energy — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(7)	$66	$60,128
NuStar Logistics, L.P.:
6.00%, 6/1/26	216	211,999
6.375%, 10/1/30	137	131,603
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	369	331,460
5.00%, 1/31/28(1)	497	472,773
		$1,207,963
Financial — 8.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$291	$288,285
6.50%, 7/15/25	175	176,408
Affiliated Managers Group, Inc., 3.30%, 6/15/30	225	194,577
Air Lease Corp., 2.875%, 1/15/32	119	98,405
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	60	55,707
Ally Financial, Inc.:
2.20%, 11/2/28	45	35,882
8.00%, 11/1/31(7)	475	499,159
American Assets Trust, L.P., 3.375%, 2/1/31	84	67,557
American International Group, Inc., 5.125%, 3/27/33	450	447,576
American National Group, Inc., 6.144%, 6/13/32(1)	70	68,093
Ameriprise Financial, Inc., 5.15%, 5/15/33	473	472,064
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	292,805
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	458	423,521
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(9)	336	336,262
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	400	349,571
5.294%, 8/18/27	600	591,026
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	830	744,950
1.898% to 7/23/30, 7/23/31(8)	227	182,181
1.922% to 10/24/30, 10/24/31(8)	288	229,888
2.087% to 6/14/28, 6/14/29(8)	379	326,673
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
2.299% to 7/21/31, 7/21/32(8)	$379	$ 305,722
2.456% to 10/22/24, 10/22/25(7)(8)	475	452,500
2.551% to 2/4/27, 2/4/28(8)	522	475,307
3.846% to 3/8/32, 3/8/37(8)	1,378	1,176,118
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	239,338
5.125% to 1/18/28, 1/18/33(1)(8)	500	428,140
BNP Paribas S.A.:
7.75% to 8/16/29(1)(8)(10)	220	211,134
9.25% to 11/17/27(1)(8)(10)	400	407,201
Boston Properties, L.P., 2.45%, 10/1/33	750	505,451
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	261	205,345
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	420	375,981
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	17,421
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(8)	685	689,818
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	256	218,317
3.75%, 7/28/26	122	111,055
4.20%, 10/29/25	190	177,302
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(7)(8)(10)	108	102,870
CI Financial Corp.:
3.20%, 12/17/30	477	368,002
4.10%, 6/15/51	455	276,118
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(8)	453	382,464
3.106% to 4/8/25, 4/8/26(8)	285	272,664
3.668% to 7/24/27, 7/24/28(8)	300	284,437
3.785% to 3/17/32, 3/17/33(8)	420	376,891
3.887% to 1/10/27, 1/10/28(8)	205	196,056
4.00% to 12/10/25(8)(10)	310	274,738
Corporate Office Properties, L.P., 2.90%, 12/1/33	226	157,873
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	270	247,163
EPR Properties:
3.75%, 8/15/29	516	396,046
4.50%, 6/1/27(7)	376	312,022
4.95%, 4/15/28	49	40,965
Extra Space Storage, L.P., 2.55%, 6/1/31	293	238,049
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	924	930,424
GA Global Funding Trust, 2.25%, 1/6/27(1)	677	591,285
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	777	612,883
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	531	474,904
2.64% to 2/24/27, 2/24/28(8)	150	136,964

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	$871	$ 756,620
3.75%, 9/15/30(1)	158	119,516
6.00%, 4/15/25(1)	283	272,177
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(8)	902	928,180
7.39% to 11/3/27, 11/3/28(8)	200	213,038
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	203,635
8.248% to 11/21/32, 11/21/33(1)(8)	488	517,841
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	449	386,275
5.00%, 7/15/28(1)	161	149,990
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(8)	618	545,570
2.739% to 10/15/29, 10/15/30(8)	185	161,626
4.586% to 4/26/32, 4/26/33(8)	131	126,959
4.851% to 7/25/27, 7/25/28(8)	318	317,697
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	208,085
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	68,954
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	289	232,434
Life Storage, L.P., 2.40%, 10/15/31	382	308,358
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	498	506,834
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	218	219,974
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	301	292,080
Newmark Group, Inc., 6.125%, 11/15/23	134	132,961
OneMain Finance Corp.:
3.50%, 1/15/27	594	499,199
7.125%, 3/15/26	58	55,813
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(7)	53	42,255
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(8)(10)	149	138,943
Radian Group, Inc., 4.875%, 3/15/27	538	506,477
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	22	19,713
3.875%, 3/1/31(1)	557	462,385
SITE Centers Corp., 3.625%, 2/1/25	259	245,267
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(8)	255	237,315
9.375% to 11/22/27(1)(8)(10)	207	196,391
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	200	191,604
1.456% to 1/14/26, 1/14/27(1)(8)	226	198,732
1.822% to 11/23/24, 11/23/25(1)(8)	236	219,732
Stifel Financial Corp., 4.00%, 5/15/30	266	233,886
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Sun Communities Operating, L.P.:
2.70%, 7/15/31	$102	$ 82,623
5.70%, 1/15/33	570	571,094
Swedbank AB, 5.337%, 9/20/27(1)	403	403,459
Synchrony Bank, 5.625%, 8/23/27	250	229,766
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	250	215,778
5.625%, 2/15/28	744	668,385
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	35	28,524
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	240	198,708
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	887	902,522
Truist Financial Corp., 5.10% to 3/1/30(8)(10)	409	360,147
UBS AG, 1.25%, 6/1/26(1)	331	291,081
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	359	278,949
4.375% to 2/10/31(1)(8)(10)	219	152,479
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)	200	164,982
5.861% to 6/19/27, 6/19/32(1)(8)	200	176,559
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	223	174,900
		$33,366,030
Government - Multinational — 1.7%
Asian Development Bank, 3.125%, 9/26/28	$540	$523,367
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	452,545
European Investment Bank:
1.625%, 5/13/31	925	801,441
2.375%, 5/24/27	1,026	974,426
2.875%, 6/13/25(1)	1,892	1,848,171
Inter-American Development Bank, 0.875%, 4/3/25	377	353,747
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,175,660
International Finance Corp., 4.939%, (SOFR + 0.09%), 4/3/24(3)	246	245,988
		$6,375,345
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$684,709
		$684,709
Industrial — 0.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	$329	$328,090
Cemex SAB de CV, 9.125% to 3/14/28(1)(8)(10)	425	426,149

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Jabil, Inc., 3.00%, 1/15/31	$382	$ 321,408
		$ 1,075,647
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$ 564,909
		$ 564,909
Technology — 0.6%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)	$92	$ 59,969
Intel Corp.:
5.625%, 2/10/43	248	254,371
5.70%, 2/10/53	218	222,738
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	550	461,130
3.15%, 10/15/31	136	104,101
Micron Technology, Inc.:
2.703%, 4/15/32	446	357,387
3.477%, 11/1/51	94	61,378
Seagate HDD Cayman:
4.091%, 6/1/29	320	283,007
5.75%, 12/1/34(7)	180	164,475
9.625%, 12/1/32(1)	407	456,278
		$2,424,834
Utilities — 0.7%
AES Corp. (The), 2.45%, 1/15/31	$675	$550,181
Avangrid, Inc., 3.15%, 12/1/24	141	136,750
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	146,599
Enel Finance International N.V., 1.375%, 7/12/26(1)	567	505,328
MidAmerican Energy Co.:
3.15%, 4/15/50	215	158,025
4.25%, 7/15/49	300	268,737
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	326,005
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	32,742
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	189,260
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	314,332
		$2,627,959
Total Corporate Bonds (identified cost $69,729,272)		$62,923,307

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(11)
NuStar Energy, L.P., Series B, 10.836%, (3 mo. USD LIBOR + 5.643%)(3)	8,383	$ 199,935
		$ 199,935
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,079	$ 162,833
Series A2, 6.375%	12,000	180,960
		$ 343,793
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	21,450	$360,360
6.25%(7)	2,200	42,262
		$402,622
Total Preferred Stocks (identified cost $1,414,669)		$946,350

Senior Floating-Rate Loans(12) — 0.1%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$317	$ 210,856
		$ 210,856
IT Services — 0.0%(11)
Asurion, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$58	$ 54,691
		$ 54,691
Software — 0.0%(11)
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$128	$ 126,670
		$ 126,670
Specialty Retail — 0.0%(11)
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$121	$120,199
		$120,199
Total Senior Floating-Rate Loans (identified cost $622,091)		$512,416

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 191,488
1.00%, 10/1/26	1,526	1,387,409
Total Sovereign Government Bonds (identified cost $1,744,275)		$ 1,578,897

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(13)	$450	$ 488,380
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	357,379
New York City, NY, 5.206%, 10/1/31(13)	470	486,488
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	257,765
		$ 1,590,012
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 378,152
Social Bonds, 2.484%, 6/1/27	290	267,044
Social Bonds, 2.534%, 6/1/28	360	325,872
Social Bonds, 2.584%, 6/1/29	200	178,038
Social Bonds, 2.984%, 6/1/33	220	188,140
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	300	310,905
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(13)	575	603,687
		$2,251,838
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$123,969
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	144,408
Green Bonds, 2.184%, 9/1/31	140	117,098
Green Bonds, 2.264%, 9/1/32	125	102,996
Green Bonds, 2.344%, 9/1/33	135	109,711
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	119,067
Green Bonds, 1.701%, 5/1/31	130	105,249
Green Bonds, 1.951%, 5/1/34	75	57,665
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,440	$ 1,214,208
		$ 2,094,371
Total Taxable Municipal Obligations (identified cost $6,723,173)		$ 5,936,221

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$69	$ 68,532
2.668%, 8/1/24	240	234,385
2.738%, 8/1/25	240	232,005
3.435%, 8/1/34	220	202,884
3.485%, 8/1/35	125	113,576
3.585%, 8/1/37	225	202,231
U.S. International Development Finance Corp., 3.52%, 9/20/32	299	288,488
Total U.S. Government Agencies and Instrumentalities (identified cost $1,466,594)		$ 1,342,101

U.S. Government Agency Mortgage-Backed Securities — 6.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$90	$ 84,541
Federal National Mortgage Association:
4.00%, 30-Year, TBA(14)	10,853	10,382,422
4.50%, 30-Year, TBA(14)	3,583	3,510,779
5.00%, 30-Year, TBA(14)	6,582	6,565,285
5.50%, 30-Year, TBA(14)	3,010	3,041,510
Pool #AN1909, 2.68%, 7/1/26	340	322,779
Pool #BM3990, 4.00%, 3/1/48	259	251,654
Pool #FM1867, 3.00%, 11/1/49	258	233,572
Pool #FM6803, 2.00%, 4/1/51	219	184,113
Pool #MA3149, 4.00%, 10/1/47	286	277,743
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	306	266,133
Pool #CB8629, 2.50%, 4/20/51	466	404,923
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $25,349,331)		$25,525,454

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 9.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$497	$ 298,763
1.875%, 2/15/41	481	360,158
1.875%, 2/15/51	296	202,344
1.875%, 11/15/51	368	250,750
2.00%, 11/15/41	795	600,644
2.00%, 8/15/51	338	237,900
2.25%, 2/15/52	523	390,268
2.375%, 2/15/42	4,994	4,018,707
2.875%, 5/15/52	275	235,367
3.00%, 8/15/52	127	111,601
3.375%, 8/15/42	46	43,211
3.875%, 2/15/43(9)	315	317,879
4.00%, 11/15/52	323	342,885
U.S. Treasury Notes:
0.125%, 6/30/23	3,400	3,362,964
0.125%, 9/15/23	274	268,440
0.125%, 1/15/24	131	126,379
0.125%, 2/15/24	52	49,975
0.25%, 3/15/24	1,022	980,566
0.25%, 6/30/25	89	82,055
0.375%, 10/31/23	109	106,338
0.375%, 4/15/24	345	330,233
0.375%, 9/30/27	166	143,590
0.75%, 11/15/24	105	99,291
0.875%, 11/15/30	54	44,720
1.00%, 7/31/28	155	135,525
1.125%, 1/15/25	301	285,339
1.125%, 2/29/28	1,356	1,204,642
1.25%, 12/31/26	1,384	1,264,576
1.25%, 3/31/28	581	518,395
1.25%, 4/30/28	1,022	910,279
1.25%, 6/30/28	303	269,025
1.375%, 9/30/23	271	266,628
1.375%, 10/31/28	33	29,287
1.375%, 11/15/31	612	516,733
1.50%, 1/31/27	152	139,976
1.625%, 5/15/31	107	93,027
1.875%, 2/28/27	3,887	3,627,519
1.875%, 2/15/32	674	591,725
2.125%, 3/31/24	3,070	2,996,273
2.625%, 4/15/25	310	301,342
2.75%, 4/30/27	139	134,002
2.75%, 7/31/27	210	202,289
2.75%, 8/15/32	1,359	1,279,265
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.875%, 4/30/29	$4,465	$ 4,288,057
3.125%, 8/31/27	1,146	1,121,200
3.125%, 8/31/29	441	429,372
3.25%, 8/31/24	659	649,141
3.50%, 1/31/28	782	778,029
3.50%, 2/15/33	525	525,861
3.875%, 9/30/29	465	472,756
4.125%, 11/15/32	435	457,158
4.50%, 11/15/25	971	985,508
Total U.S. Treasury Obligations (identified cost $39,060,419)		$37,477,957

Short-Term Investments — 0.8%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(15)	1,523,907	$ 1,523,907
Total Affiliated Fund (identified cost $1,523,907)		$ 1,523,907
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(16)	1,568,017	$ 1,568,017
Total Securities Lending Collateral (identified cost $1,568,017)		$ 1,568,017
Total Short-Term Investments (identified cost $3,091,924)		$ 3,091,924
Total Investments — 106.2% (identified cost $358,283,706)		$403,847,085
Other Assets, Less Liabilities — (6.2)%		$(23,481,401)
Net Assets — 100.0%		$380,365,684

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $63,239,196 or 16.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $1,655,383 and the total market value of the collateral received by the Fund was $1,703,539, comprised of cash of $1,568,017 and U.S. government and/or agencies securities of $135,522.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Amount is less than 0.05%.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,656	USD	3,898	State Street Bank and Trust Company	5/31/23	$79	$ —
						$79	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	7	Long	6/21/23	$804,453	$21,800
U.S. Long Treasury Bond	55	Long	6/21/23	7,213,594	297,241
U.S. Ultra-Long Treasury Bond	29	Long	6/21/23	4,092,625	197,921
U.S. 2-Year Treasury Note	(21)	Short	6/30/23	(4,335,515)	10,450
U.S. 5-Year Treasury Note	(44)	Short	6/30/23	(4,818,344)	(73,960)
U.S. Ultra 10-Year Treasury Note	(67)	Short	6/21/23	(8,116,422)	(253,994)
U.S. Ultra-Long Treasury Bond	(5)	Short	6/21/23	(705,625)	(34,189)
					$165,269

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended March 31, 2023, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in issuers and in funds that may be deemed to be affiliated was $2,257,468, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$ 452,353	$ —	$ —	$ —	$ 6,668	$ 459,021	$ 7,164	$ 472,588
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36	175,544	—	—	—	4,494	180,060	3,183	187,000
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36	92,695	—	—	—	1,785	94,480	1,929	100,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	6,867,206	14,424,394	(19,767,693)	—	—	1,523,907	59,894	1,523,907
Total				$ —	$12,947	$2,257,468	$72,170

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP SRI Balanced Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$25,708,205	$ —	$25,708,205
Collateralized Mortgage Obligations	—	4,290,722	—	4,290,722
Commercial Mortgage-Backed Securities	—	16,677,094	—	16,677,094
Common Stocks	217,836,437(1)	—	—	217,836,437
Corporate Bonds	—	62,923,307	—	62,923,307
Preferred Stocks	946,350	—	—	946,350
Senior Floating-Rate Loans	—	512,416	—	512,416
Sovereign Government Bonds	—	1,578,897	—	1,578,897
Taxable Municipal Obligations	—	5,936,221	—	5,936,221
U.S. Government Agencies and Instrumentalities	—	1,342,101	—	1,342,101
U.S. Government Agency Mortgage-Backed Securities	—	25,525,454	—	25,525,454
U.S. Treasury Obligations	—	37,477,957	—	37,477,957
Short-Term Investments:
Affiliated Fund	1,523,907	—	—	1,523,907
Securities Lending Collateral	1,568,017	—	—	1,568,017
Total Investments	$221,874,711	$181,972,374	$ —	$403,847,085
Forward Foreign Currency Exchange Contracts	$ —	$79	$ —	$79
Futures Contracts	527,412	—	—	527,412
Total	$222,402,123	$181,972,453	$ —	$404,374,576
Liability Description
Futures Contracts	$(362,143)	$ —	$ —	$(362,143)
Total	$(362,143)	$ —	$ —	$(362,143)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.